Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Provisions [Abstract]
Summary of Direct and Indirect Guarantees

34.1   Direct guarantees

				Assets Committed
	Debtor					Carrying	Outstanding balance as of			Guarantees released
Creditor of Guarantee	Company	Relationship	Type of Guarantee	Type	Currency	Amount	Currency	12-31-2019	12-31-2018	2019	Assets	2020	Assets	2021	Assets
Mitsubishi Corporation	Costanera	Creditor	Pledge	Combined cycle plant	ThUS$	32,840	ThUS$	47,844	54,460	—	—	—	—	—	—
Various Creditors	Enel Distribución Río	Creditor	Pledge on collection and others	Collection accounts	ThUS$	4,417	ThUS$	13,205	225,471	—	—	—	—	—	—
Various Creditors	Enel Distribución Ceará	Creditor	Pledge on collection and others	Collection accounts	ThUS$	12,220	ThUS$	98,388	126,474	—	—	—	—	—	—
Various Creditors	Enel Distribución Goias	Creditor	Pledge on collection and others	Collection accounts	ThUS$	24,307	ThUS$	77,054	101,507	—	—	—	—	—	—
Various Creditors	Enel Distribución Sao Paulo	Creditor	Pledge on collection and others	Collection accounts	ThUS$	51,451	ThUS$	934,752	828,266	—	—	—	—	—	—
Banco Crédito del Perú	Enel Generación Piura	Creditor	Mortgage	Fixed assets	ThUS$	42,384	ThUS$	56,835	37,824	—	—	—	—	—	—
Various Creditors	Enel Distribución Perú	Creditor	Mortgage	Fixed assets	ThUS$	34,334	ThUS$	33,187	—	—	—	—	—	—	—
Creditor	Enel Generación Perú	Creditor	Mortgage	Fixed assets	ThUS$	5,141	ThUS$	5,180	—	—	—	—	—	—	—

As of December 31, 2019 and 2018, the carrying amount of property, plant and equipment pledged as security for liabilities is ThUS$114,699 and ThUS$7,692, respectively (see Note 18.e.ii). Enel Américas is joint and several co-signer of the local bonds of Enel Generación Chile, whose outstanding balance as of December 31, 2019 amounts to ThCh$306,895,060  (ThUS$408,295).

As of December 31, 2019, the Company had future energy purchase commitments amounting to ThUS$96,201,541  (ThUS$108,243,549 as of December 31, 2018).

34.2   Indirect guarantees

				Debtor			Outstanding balance as of
Type	Contract	Maturity	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2019	12-31-2018

Secured	Bonds Serie H	October 2028	Bondholders Enel Generación Chile Bond Program (ex Endesa Chile)	Enel Generación Chile	Companies divided from the original debtor Endesa Chile (joint debtor Endesa Américas and post-merger Enel Américas) (1)	Codebtor	ThUS$	67,285	78,925
Secured	Bonds Serie M	December 2029	Bondholders Enel Generación Chile Bond Program (ex Endesa Chile)	Enel Generación Chile	Companies divided from the original debtor Endesa Chile (joint debtor Endesa Américas and post-merger Enel Américas) (1)	Codebtor	ThUS$	341,010	394,987
Secured	DEBÊNTURES 9ª EMISSÃO (AMPL19)	December 2020	DEBENTURES	Enel Distribución Río	Enel Brasil	Endorsement	ThUS$	149,148	155,237
Secured	CITIBANK 4131 III	June 2019	CITIBANK	Enel Distribución Río	Enel Brasil	Endorsement	ThUS$	—	37,159
Secured	BNP PARIBAS 4131	February 2022	BNP PARIBAS	Enel Distribución Río	Enel Brasil	Endorsement	ThUS$	102,642	—
Secured	CITIBANK 4131 II	March 2021	CITIBANK	Enel Distribución Río	Enel Brasil	Endorsement	ThUS$	96,891	97,276
Secured	ITAÚ 4131	July 2021	ITAÚ	Enel Distribución Río	Enel Brasil	Endorsement	ThUS$	77,203	77,203
Secured	CITI 4131 FORTALEZA	April 2020	CITIBANK	Enel Generación Fortaleza	Enel Brasil	Endorsement	ThUS$	60,908	60,974
Secured	NP 1ª Emissão	October 2019	ITAÚ UNIBANCO S.A.	Enel Distribución Goias (ex-CELG)	Enel Brasil	Endorsement	ThUS$	—	54,145
Secured	CITIBANK 4131	January 2021	CITIBANK	Enel Distribución Goias (ex-CELG)	Enel Brasil	Endorsement	ThUS$	145,929	—
Secured	BNDES FINAME GIRO	May 2023	BNDES	Enel Distribución Goias (ex-CELG)	Enel Brasil	Endorsement	ThUS$	25,054	26,058
Secured	SCOTIABANK 4131 CELG	August 2022	SCOTIABANK	Enel Distribución Goias (ex-CELG)	Enel Brasil	Endorsement	ThUS$	48,870	—
Secured	ITAÚ 4131 CELG- I	July 2020	ITAÚ BBA INTERNATIONAL PCL	Enel Distribución Goias (ex-CELG)	Enel Brasil	Endorsement	ThUS$	—	77,143
Secured	ITAÚ 4131 CELG- II	August 2020	ITAÚ BBA INTERNATIONAL PCL	Enel Distribución Goiás (ex-CELG)	Enel Brasil	Endorsement	ThUS$	—	96,524
Secured	ITAÚ 4131 CELG- IV	February 2021	ITAÚ BBA INTERNATIONAL PCL	Enel Distribución Goiás (ex-CELG)	Enel Brasil	Endorsement	ThUS$	—	31,011
Secured	ITAÚ 4131 CELG- V	January 2021	ITAÚ BBA INTERNATIONAL PCL	Enel Distribución Goiás (ex-CELG)	Enel Brasil	Endorsement	ThUS$	—	41,264
Secured	BNP PARIBAS 4131	June 2020	BNP PARIBAS- CREDIT AGREEMENT	Enel Distribución Goias (ex-CELG)	Enel Brasil	Endorsement	ThUS$	50,597	—
Secured	NP 3ª Emissão	November 2020	ITAÚ BBA INTERNATIONAL PLC	Enel Distribución Goias (ex-CELG)	Enel Brasil	Endorsement	ThUS$	217,443	—
Secured	SCOTIABANK 4131 CELG II	November 2020	SCOTIABANK	Enel Distribución Goias (ex-CELG)	Enel Brasil	Endorsement	ThUS$	48,056	—
Secured	DEBÊNTURES - 23ª EMISSÃO - 1ª serie	September 2021	DEBENTURES	Enel Distribución Sao Paulo	Enel Brasil	Endorsement	ThUS$	177,479	185,268
Secured	DEBÊNTURES - 23ª EMISSÃO - 2ª série	September 2023	DEBENTURES	Enel Distribución Sao Paulo	Enel Brasil	Endorsement	ThUS$	352,037	367,520
Secured	DEBÊNTURES - 23ª EMISSÃO - 3ª serié	September 2025	DEBENTURES	Enel Distribución Sao Paulo	Enel Brasil	Endorsement	ThUS$	—	237,325
Secured	FINEP - 1º Protocolo	February 2020	FINEP	Enel Distribución Sao Paulo	n.a	Fine	ThUS$	253	—
Secured	FINEP - 2º Protocolo	April 2024	FINEP	Enel Distribución Sao Paulo	n.a	Fine	ThUS$	15,756	—
Secured	BNP PARIBAS 4131	November 2029	BNP PARIBAS- CREDIT AGREEMENT	Volta Grande	Enel Brasil	Codebtor	ThUS$	—	267,302
						Total		1,976,561	2,285,321

(1)Upon the demerger of the original issuer,between Endesa Chile (currently Enel Generación Chile S.A.) and Endesa Américas, and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless that the payment obligation remains in Enel Generación Chile S.A. After the merger carried out in 2016, the Company became liable for the obligations of Endesa Américas